Revenue - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Performance Obligations [Line Items]
Deferred contract revenue brought forward	$ 3.4	$ 4.0
Deferred contract revenue recognized	3.4	4.0
Workflow equipment and services
Disclosure Of Performance Obligations [Line Items]
Revenues from payments from leased equipment recognized	$ 0.1	$ 0.1	$ 0.2
Maximum
Disclosure Of Performance Obligations [Line Items]
Term of payment agreements for products and services sold	180 days